Equity Capital Structure, At-the-Market Common Stock Offering (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 14, 2021
Common Shares [Abstract]
Gross proceeds from issuance of common shares	$ 262,516,826	$ 20,671,500
Minimum [Member]
Common Shares [Abstract]
Term common stock can be sold under ATM	12 months
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM			$ 300,000,000.0
Common Shares [Member]
Common Shares [Abstract]
Gross proceeds from issuance of common shares	$ 10,100,000
Issuance of common stock (in shares)	3,563,407
Net proceeds from issuance of common stock and warrants	$ 9,700,000